Share-based payment - Summary of Movements of Employee Share Options During The Reported Period (Details)	12 Months Ended
	Dec. 31, 2022 CNY (¥) $ / shares	Dec. 31, 2021 CNY (¥) $ / shares	Dec. 31, 2020 CNY (¥) $ / shares	Dec. 31, 2020 CNY (¥) ¥ / shares $ / shares
Share-based payment
Exercise price - Outstanding at beginning of the year | $ / shares	$ 0.32	$ 0.13	$ 0.03
Exercise price - Granted during the year | (per share)	0.99	0.96		¥ 0.88
Exercise price - Exercised during the year | $ / shares	0.03	0.03
Exercise price - Forfeited | (per share)	0.92	0.14		¥ 0.03
Exercise price - Outstanding at end of the year | $ / shares	0.39	0.32	0.13
Exercise price - Exercisable at end of the year | $ / shares	$ 0.22	$ 0.10	$ 0.03	¥ 0.03
Number of awards - Outstanding at beginning of the year	17,456,299	26,216,268	23,481,970	23,481,970
Number of awards - Granted during the year	261,045	2,701,746	3,035,000	3,035,000
Number of awards - Exercised during the year	(3,993,550)	(11,164,880)
Number of awards - Forfeited	(611,430)	(296,835)	(300,702)	(300,702)
Number of awards - Outstanding at end of the year	13,112,364	17,456,299	26,216,268	26,216,268
Number of awards - Exercisable at end of the year	9,708,447	10,006,742	14,897,089	14,897,089